Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Global Opportunities Portfolio
Entity Central Index Key	0001475712
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000082717
Shareholder Report [Line Items]
Fund Name	Global Opportunities Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Opportunities Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Strategic Income Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Opportunities Portfolio	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58% [1]
AssetsNet	$ 13,439,335,485
Holdings Count | Holding	1,619
InvestmentCompanyPortfolioTurnover	294.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$13,439,335,485
# of Portfolio Holdings (including derivatives)	1,619
Portfolio Turnover Rate	294%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	1.1%
Senior Floating-Rate Loans	1.1%
Government National Mortgage Association Participation Agreements	1.2%
Convertible Bonds	1.8%
Insurance Linked Securities	2.8%
Corporate Bonds	4.0%
Foreign Corporate Bonds	4.3%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.4%
Sovereign Government Bonds	6.3%
Short-Term Investments	11.2%
U.S. Government Agency Mortgage-Backed Securities	24.1%
Collateralized Mortgage Obligations	31.3%
Footnote	Description
Footnote*	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized